Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000074410 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000074410 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074410 | U.S. Treasury BondsFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074410 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074410 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074410 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074410 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074410 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074410 | U.S. Treasury NotesFR_91282CQX2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074410 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074410 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000074410 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000074410 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000074410 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000074410 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000074410 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000074410 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074410 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074409 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000074409 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074409 | U.S. Treasury BondsFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074409 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074409 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074409 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074409 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074409 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074409 | U.S. Treasury NotesFR_91282CQX2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074409 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074409 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000074409 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000074409 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000074409 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000074409 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000074409 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000074409 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074409 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021505 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021505 | Ferguson Enterprises, Inc.FR_31488V107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021505 | ON Semiconductor Corp.FR_682189105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021505 | Revvity, Inc.FR_714046109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021505 | LPL Financial Holdings, Inc.FR_50212V100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021505 | JB Hunt Transport Services, Inc.FR_445658107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021505 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021505 | Teledyne Technologies, Inc.FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021505 | AramarkFR_03852U106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021505 | API Group Corp.FR_00187Y100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021505 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021505 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000021505 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000021505 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000021505 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021505 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021505 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021505 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021505 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021505 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021505 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021505 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021505 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021506 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021506 | Ferguson Enterprises, Inc.FR_31488V107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021506 | ON Semiconductor Corp.FR_682189105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021506 | Revvity, Inc.FR_714046109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021506 | LPL Financial Holdings, Inc.FR_50212V100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021506 | JB Hunt Transport Services, Inc.FR_445658107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021506 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021506 | Teledyne Technologies, Inc.FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021506 | AramarkFR_03852U106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021506 | API Group Corp.FR_00187Y100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021506 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021506 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000021506 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000021506 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000021506 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021506 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021506 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021506 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021506 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021506 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021506 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021506 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021506 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021503 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000021503 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000021503 | Transamerica Aegon Core Bond VPFR_89360C688
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000021503 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021503 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021503 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021503 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021503 | U.S. Treasury NotesFR_91282CMH1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021503 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021503 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021503 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000021503 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000021503 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021503 | IndustryU.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021503 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021504 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000021504 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000021504 | Transamerica Aegon Core Bond VPFR_89360C688
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000021504 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021504 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021504 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021504 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021504 | U.S. Treasury NotesFR_91282CMH1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021504 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021504 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021504 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000021504 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000021504 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021504 | IndustryU.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021504 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021509 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000021509 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000021509 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000021509 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021509 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021509 | Transamerica Aegon High Yield Bond VPFR_89360C571
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021509 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021509 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021509 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021509 | Transamerica Floating RateFR_89355J268
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021509 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021509 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000021509 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000021509 | IndustryU.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021509 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021510 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000021510 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000021510 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000021510 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021510 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021510 | Transamerica Aegon High Yield Bond VPFR_89360C571
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021510 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021510 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021510 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021510 | Transamerica Floating RateFR_89355J268
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021510 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021510 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000021510 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000021510 | IndustryU.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021510 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021513 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000021513 | Transamerica Aegon Core Bond VPFR_89360C688
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021513 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000021513 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000021513 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021513 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021513 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021513 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021513 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021513 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021513 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000021513 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000021513 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000021513 | IndustryU.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021513 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021513 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000021514 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000021514 | Transamerica Aegon Core Bond VPFR_89360C688
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021514 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000021514 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000021514 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021514 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021514 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021514 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021514 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021514 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021514 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000021514 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000021514 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000021514 | IndustryU.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021514 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021514 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000021511 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000021511 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000021511 | Transamerica Aegon Core Bond VPFR_89360C688
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000021511 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000021511 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000021511 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021511 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021511 | U.S. Treasury NotesFR_91282CMH1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021511 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021511 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021511 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000021511 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000021511 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000021511 | IndustryU.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021511 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021511 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000021512 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000021512 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000021512 | Transamerica Aegon Core Bond VPFR_89360C688
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000021512 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000021512 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000021512 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021512 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021512 | U.S. Treasury NotesFR_91282CMH1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021512 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021512 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021512 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000021512 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000021512 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000021512 | IndustryU.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021512 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021512 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000021449 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021449 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021449 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021449 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021449 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021449 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021449 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021449 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021449 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021449 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021449 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021449 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021449 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000021449 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000021449 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000021449 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000021449 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021449 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021449 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021449 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021449 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021449 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021450 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021450 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021450 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021450 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021450 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021450 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021450 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021450 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021450 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021450 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021450 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021450 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021450 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000021450 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000021450 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000021450 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000021450 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021450 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021450 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021450 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021450 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021450 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034664 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000034664 | Transamerica Aegon Core Bond VPFR_89360C688
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000034664 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000034664 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000034664 | U.S. Treasury NotesFR_91282CMH1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034664 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000034664 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000034664 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000034664 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000034664 | Transamerica Strategic IncomeFR_89355J243
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000034664 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000034664 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000034664 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000034664 | IndustryU.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034664 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034665 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000034665 | Transamerica Aegon Core Bond VPFR_89360C688
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000034665 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000034665 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000034665 | U.S. Treasury NotesFR_91282CMH1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034665 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000034665 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000034665 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000034665 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000034665 | Transamerica Strategic IncomeFR_89355J243
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000034665 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000034665 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000034665 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000034665 | IndustryU.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034665 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021443 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021443 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021443 | U.S. Treasury NotesFR_91282CLR0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021443 | U.S. Treasury NotesFR_91282CET4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021443 | U.S. Treasury NotesFR_91282CDF5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021443 | U.S. Treasury NotesFR_91282CMA6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021443 | U.S. Treasury Bonds, Principal Only STRIPSFR_9128334S6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021443 | Federal Home Loan Mortgage Corp.FR_3132DWG98
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021443 | Federal Home Loan Mortgage Corp.FR_3132DWES8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021443 | Federal Home Loan Mortgage Corp.FR_3132DWDJ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021443 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000021443 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000021443 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000021443 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000021443 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021443 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021443 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021443 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021443 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021443 | AssetShort-Term U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021444 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021444 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021444 | U.S. Treasury NotesFR_91282CLR0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021444 | U.S. Treasury NotesFR_91282CET4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021444 | U.S. Treasury NotesFR_91282CDF5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021444 | U.S. Treasury NotesFR_91282CMA6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021444 | U.S. Treasury Bonds, Principal Only STRIPSFR_9128334S6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021444 | Federal Home Loan Mortgage Corp.FR_3132DWG98
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021444 | Federal Home Loan Mortgage Corp.FR_3132DWES8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021444 | Federal Home Loan Mortgage Corp.FR_3132DWDJ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021444 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000021444 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000021444 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000021444 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000021444 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021444 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021444 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021444 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021444 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021444 | AssetShort-Term U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099470 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000099470 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000099470 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099470 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099470 | NextEra Energy, Inc.FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099470 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099470 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099470 | Union Pacific Corp.FR_907818108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099470 | U.S. Treasury NotesFR_9128286B1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000099470 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000099470 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000099470 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000099470 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000099470 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000099470 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000099470 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099470 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000099470 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099470 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000112680 | Federal Home Loan BanksFR_3130AFFX0
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000112680 | U.S. Treasury Bonds, Principal Only STRIPSFR_912833PC8
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000112680 | International Bank for Reconstruction & DevelopmentFR_459058JX2
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000112680 | U.S. Treasury NotesFR_91282CLM1
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000112680 | Federal National Mortgage AssociationFR_31359MFP3
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112680 | Inter-American Development BankFR_4581X0EH7_4.000000_2028-01-12
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112680 | European Investment BankFR_298785JU1
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112680 | Federal National Mortgage AssociationFR_31359MEU3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112680 | U.S. Treasury BillsFR_912797SU2_0.010000_2026-11-27
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112680 | U.S. Treasury BillsFR_912797TC1_0.010000_2026-12-24
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112680 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000112680 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000112680 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000112680 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112680 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000112680 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000112680 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000021469 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021469 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021469 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000021469 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000021469 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021469 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021469 | Aurora Innovation, Inc.FR_051774107
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021469 | Roivant Sciences Ltd.FR_G76279101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021469 | Space Exploration Technologies Corp.FR_84615Q103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021469 | QXO, Inc.FR_82846H405
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021469 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000021469 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021469 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000021469 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000021469 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000021469 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021469 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000021469 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021469 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021469 | AssetOptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000147921 | Transamerica Morgan Stanley Global Allocation VPFR_89360D413
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000147921 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147921 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000076205 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000076205 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076205 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076205 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076205 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CPU9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076205 | Brazil Letras do Tesouro NacionalFR_ACI2T4QH6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076205 | U.S. Treasury NotesFR_91282CQS3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076205 | U.S. Treasury NotesFR_91282CHW4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076205 | China Government BondsFR_ACI1T21Y2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000076205 | BundesobligationFR_ACI26NLG6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000076205 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000076205 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000076205 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000076205 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000076205 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076205 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000076205 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000076205 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076205 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000076205 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076205 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076205 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000076205 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000076205 | AssetWarrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000076205 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000076206 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000076206 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076206 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076206 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076206 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CPU9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076206 | Brazil Letras do Tesouro NacionalFR_ACI2T4QH6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076206 | U.S. Treasury NotesFR_91282CQS3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076206 | U.S. Treasury NotesFR_91282CHW4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076206 | China Government BondsFR_ACI1T21Y2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000076206 | BundesobligationFR_ACI26NLG6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000076206 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000076206 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000076206 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000076206 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000076206 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076206 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000076206 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000076206 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076206 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000076206 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076206 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076206 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000076206 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000076206 | AssetWarrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000076206 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000197833 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000197833 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000197833 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000197833 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000197833 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000197833 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000197833 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000197833 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000197833 | Tokyo Electron Ltd.FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000197833 | Mitsubishi UFJ Financial Group, Inc.FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000197833 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000197833 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000197833 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000197833 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000197833 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000197833 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000197833 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000197833 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000197833 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000197833 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000197833 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000197833 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000197833 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000197833 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000197833 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000197833 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000197833 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000197833 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000197833 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000197833 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000197833 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000197833 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000197833 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197833 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000182874 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000182874 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000182874 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000182874 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000182874 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000182874 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000182874 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000182874 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000182874 | Tokyo Electron Ltd.FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000182874 | Mitsubishi UFJ Financial Group, Inc.FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000182874 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000182874 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000182874 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000182874 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000182874 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000182874 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000182874 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000182874 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000182874 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000182874 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000182874 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000182874 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000182874 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000182874 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000182874 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000182874 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000182874 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000182874 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000182874 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000182874 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000182874 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000182874 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000182874 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000182874 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000021483 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021483 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021483 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021483 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021483 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021483 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021483 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021483 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021483 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021483 | Uniform Mortgage-Backed SecurityFR_01F022675
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021483 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000021483 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000021483 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000021483 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021483 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021483 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021483 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)
C000021483 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021483 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021483 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000021484 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021484 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021484 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021484 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021484 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021484 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021484 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021484 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021484 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021484 | Uniform Mortgage-Backed SecurityFR_01F022675
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021484 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000021484 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000021484 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000021484 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021484 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021484 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021484 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)
C000021484 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021484 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021484 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000099475 | Deutsche Bundesrepublik Inflation-Linked BondsFR_ACI086LD2
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000099475 | Spain Government Inflation-Linked BondsFR_ACI0C4ZS4
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000099475 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810TP3
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099475 | Australia Government BondsFR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099475 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828Y38
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099475 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099475 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000099475 | Japan Government CPI-Linked BondsFR_BG5NBYII4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000099475 | Japan Government CPI-Linked BondsFR_ACI12NZL6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000099475 | U.K. Inflation-Linked GiltFR_ACI016BU2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000099475 | U.S. Government Obligations_FR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000099475 | AAA_FR_ACI086LD2
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000099475 | _FR_ACI2X9NM2
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000099475 | A_FR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000099475 | BBB_FR_29379VBN2
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000099475 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000099475 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000099475 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099475 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000099475 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000099476 | Deutsche Bundesrepublik Inflation-Linked BondsFR_ACI086LD2
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000099476 | Spain Government Inflation-Linked BondsFR_ACI0C4ZS4
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000099476 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810TP3
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099476 | Australia Government BondsFR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099476 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828Y38
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099476 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099476 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000099476 | Japan Government CPI-Linked BondsFR_BG5NBYII4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000099476 | Japan Government CPI-Linked BondsFR_ACI12NZL6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000099476 | U.K. Inflation-Linked GiltFR_ACI016BU2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000099476 | U.S. Government Obligations_FR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000099476 | AAA_FR_ACI086LD2
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000099476 | _FR_ACI2X9NM2
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000099476 | A_FR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000099476 | BBB_FR_29379VBN2
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000099476 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000099476 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000099476 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099476 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000099476 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000075538 | Dreyfus Treasury & Agency Cash Management FundFR_933ZYPII5_3.515643_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000075538 | UBS Select Treasury Preferred FundFR_90299Z9E5_3.576745_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000075538 | BlackRock Liquidity Funds T-FundFR_981VUCII8_3.550829_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000075538 | State Street Institutional U.S. Government Money Market FundFR_7839989D1_3.611529_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000075538 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000075538 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000197834 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000197834 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000197834 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000197834 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000197834 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000197834 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000197834 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000197834 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000197834 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000197834 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000197834 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000197834 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000197834 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000197834 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000197834 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000197834 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000197834 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000197834 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000197834 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000197834 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000197834 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000197834 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182875 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000182875 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000182875 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000182875 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000182875 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000182875 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000182875 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000182875 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000182875 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000182875 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000182875 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000182875 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000182875 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000182875 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000182875 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000182875 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000182875 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000182875 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000182875 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000182875 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000182875 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000182875 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021495 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021495 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021495 | Zoetis, Inc.FR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021495 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021495 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021495 | Occidental Petroleum Corp.FR_674599105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021495 | U-Haul Holding Co.FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021495 | Charter Communications, Inc.FR_16119P108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021495 | Markel Group, Inc.FR_570535104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021495 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021495 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021495 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000021495 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000021495 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000021495 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021495 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000021495 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021495 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021495 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021495 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021495 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021495 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021495 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021496 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021496 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021496 | Zoetis, Inc.FR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021496 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021496 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021496 | Occidental Petroleum Corp.FR_674599105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021496 | U-Haul Holding Co.FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021496 | Charter Communications, Inc.FR_16119P108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021496 | Markel Group, Inc.FR_570535104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021496 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021496 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021496 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000021496 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000021496 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000021496 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021496 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000021496 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021496 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021496 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021496 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021496 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021496 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021496 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021475 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021475 | StoneX Group, Inc.FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021475 | BrightSpring Health Services, Inc.FR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021475 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021475 | Bel Fuse, Inc.FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021475 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021475 | Belden, Inc.FR_077454106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021475 | Marex Group PLCFR_G5S37H101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021475 | Federal Signal Corp.FR_313855108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021475 | Argan, Inc.FR_04010E109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021475 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021475 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000021475 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000021475 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000021475 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000021475 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000021475 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021475 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021475 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021475 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021475 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021475 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021475 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021476 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021476 | StoneX Group, Inc.FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021476 | BrightSpring Health Services, Inc.FR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021476 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021476 | Bel Fuse, Inc.FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021476 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021476 | Belden, Inc.FR_077454106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021476 | Marex Group PLCFR_G5S37H101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021476 | Federal Signal Corp.FR_313855108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021476 | Argan, Inc.FR_04010E109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021476 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021476 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000021476 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000021476 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000021476 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000021476 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000021476 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021476 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021476 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021476 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021476 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021476 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021476 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021501 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021501 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021501 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021501 | Societe Generale SAFR_596651901
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021501 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021501 | ORIX Corp.FR_666114004
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021501 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021501 | Infineon Technologies AGFR_588950907
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021501 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021501 | Panasonic Holdings Corp.FR_657270005
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021501 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000021501 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000021501 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021501 | France
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000021501 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000021501 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021501 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021501 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021501 | Republic Of Korea
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021501 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021501 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021501 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000021501 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000021501 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000021501 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021501 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000021501 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021501 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021501 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021501 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021501 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021501 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021501 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021502 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021502 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021502 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021502 | Societe Generale SAFR_596651901
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021502 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021502 | ORIX Corp.FR_666114004
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021502 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021502 | Infineon Technologies AGFR_588950907
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021502 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021502 | Panasonic Holdings Corp.FR_657270005
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021502 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000021502 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000021502 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021502 | France
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000021502 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000021502 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021502 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021502 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021502 | Republic Of Korea
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021502 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021502 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021502 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000021502 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000021502 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000021502 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021502 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000021502 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021502 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021502 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021502 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021502 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021502 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021502 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021451 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021451 | Zoetis, Inc.FR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021451 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021451 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021451 | Occidental Petroleum Corp.FR_674599105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021451 | Charter Communications, Inc.FR_16119P108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021451 | Markel Group, Inc.FR_570535104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021451 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021451 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021451 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021451 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021451 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021451 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021451 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000021451 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021451 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000021451 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021451 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021451 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021451 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021451 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000021451 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021451 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021452 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021452 | Zoetis, Inc.FR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021452 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021452 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021452 | Occidental Petroleum Corp.FR_674599105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021452 | Charter Communications, Inc.FR_16119P108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021452 | Markel Group, Inc.FR_570535104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021452 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021452 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021452 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021452 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021452 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021452 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021452 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000021452 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021452 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000021452 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021452 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021452 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021452 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021452 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000021452 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021452 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021487 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000021487 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021487 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021487 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021487 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021487 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021487 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021487 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021487 | KLA Corp.FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021487 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021487 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021487 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021487 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	57.70%
C000021487 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021487 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021487 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021487 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000021487 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021487 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021487 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021488 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000021488 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021488 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021488 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021488 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021488 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021488 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021488 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021488 | KLA Corp.FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021488 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021488 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021488 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021488 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	57.70%
C000021488 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021488 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021488 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021488 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000021488 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021488 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021488 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Percentage rounds to less than 0.1% or (0.1)%.
[2]	Percentage rounds to less than 0.1% or (0.1)%.
[3]	Percentage rounds to less than 0.1% or (0.1)%.
[4]	Percentage rounds to less than 0.1% or (0.1)%.
[5]	Percentage rounds to less than 0.1% or (0.1)%.
[6]	Percentage rounds to less than 0.1% or (0.1)%.
[7]	Percentage rounds to less than 0.1% or (0.1)%.
[8]	Percentage rounds to less than 0.1% or (0.1)%.
[9]	Percentage rounds to less than 0.1% or (0.1)%.
[10]	Percentage rounds to less than 0.1% or (0.1)%.